SUBSEQUENT EVENTS (FY) (Details) - USD ($)		3 Months Ended		5 Months Ended	12 Months Ended
	Jan. 25, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Mar. 16, 2022
Extension Placement Warrants [Abstract]
Advances from related party		$ 1,050,000	$ 0	$ 300,000	$ 0
Sponsor [Member] | Convertible Promissory Note [Member]
Extension Placement Warrants [Abstract]
Advances from related party	$ 750,000
Sponsor [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member]
Extension Placement Warrants [Abstract]
Advances from related party	$ 750,000
Sponsor [Member] | Working Capital Loans [Member] | Convertible Promissory Note [Member]
Extension Placement Warrants [Abstract]
Principal amount						$ 2,000,000
Sponsor [Member] | Working Capital Loans [Member] | Convertible Promissory Note [Member] | Subsequent Event [Member]
Extension Placement Warrants [Abstract]
Principal amount						$ 2,000,000